Reverse Recapitalization (Details) - USD ($)					6 Months Ended
	Feb. 29, 2024	Feb. 05, 2024	Oct. 13, 2022	Oct. 10, 2022	Jun. 30, 2024	Dec. 31, 2023
Reverse Recapitalization [Line Items]
Price per share (in Dollars per share)		$ 11.14			$ 11.14
Treasury shares					204,348	204,348
Percentage of outstanding shares	96.00%
Gross proceeds from business combination (in Dollars)					$ 75,000,000
Number of issued per unit					1
Share issued					163,106,616	150,204,348
Minimum [Member]
Reverse Recapitalization [Line Items]
Aggregate cash amount (in Dollars)				$ 2,000,000
Purchase shares of common stock				200,000
Maximum [Member]
Reverse Recapitalization [Line Items]
Aggregate cash amount (in Dollars)				$ 2,500,000
Purchase shares of common stock				260,000
Common Stock [Member]
Reverse Recapitalization [Line Items]
Redemption shares		2,282,657			777,050
Redemption value (in Dollars)		$ 25,400,000			$ 8,700,000
Amended Stock Escrow Agreement [Member]
Reverse Recapitalization [Line Items]
Issuance of common stocck					696,247
Chardan [Member]
Reverse Recapitalization [Line Items]
Share issued					2,301,750
PIPE Subscription Agreements [Member]
Reverse Recapitalization [Line Items]
Aggregate cash amount (in Dollars)					$ 74,000,000
Price per share (in Dollars per share)					$ 10
Backstop Agreements [Member]
Reverse Recapitalization [Line Items]
Aggregate cash amount (in Dollars)			$ 2,000,000
Amended Stock Escrow Agreement [Member]
Reverse Recapitalization [Line Items]
Common stock exercised	2,287,657
Redemption price (in Dollars per share)	$ 11.14
Aggregate redemption amount (in Dollars)	$ 25,400,000
BitFuFu [Member] | Minimum [Member]
Reverse Recapitalization [Line Items]
Gross proceeds from business combination (in Dollars)					$ 1,000,000
BitFuFu and Arisz [Member] | Maximum [Member]
Reverse Recapitalization [Line Items]
Gross proceeds from business combination (in Dollars)					74,000,000
Business Combination [Member]
Reverse Recapitalization [Line Items]
Transaction costs (in Dollars)					$ 7,170,000
Class A Ordinary Shares [Member]
Reverse Recapitalization [Line Items]
Ordinary shares cancelled					135,000,000
Treasury shares				204,348
Number of issued per unit					1
Transferred of ordinary shares					260,000
Class A Ordinary Shares [Member] | Backstop Agreement [Member]
Reverse Recapitalization [Line Items]
Share issued					200,000
Class A Ordinary Shares [Member] | Ethereal Tech Pte. Ltd., [Member]
Reverse Recapitalization [Line Items]
Issuance of common stocck					204,348
Class A Ordinary Shares [Member] | PIPE Investors [Member]
Reverse Recapitalization [Line Items]
Share issued					7,400,000
Class A Ordinary Shares [Member] | Aqua [Member]
Reverse Recapitalization [Line Items]
Share issued					1,010,000
Class A Ordinary Shares [Member] | Amended Stock Escrow Agreement [Member]
Reverse Recapitalization [Line Items]
Issuance of common stocck					15,000,000
Class B Ordinary Shares [Member]
Reverse Recapitalization [Line Items]
Issuance of common stocck					135,000,000
Private Placement [Member] | Class A Ordinary Shares [Member] | Sponsor [Member]
Reverse Recapitalization [Line Items]
Issuance of common stocck					200,000
ET Shares [Member]
Reverse Recapitalization [Line Items]
Aggregate cash amount (in Dollars)					$ 1,250,000
ET Shares [Member] | Stock Purchase Agreements [Member]
Reverse Recapitalization [Line Items]
Purchase shares of common stock					128,206
Additional ET Shares [Member]
Reverse Recapitalization [Line Items]
Aggregate cash amount (in Dollars)				$ 750,000
Purchase shares of common stock				76,142
Aqua Shares [Member]
Reverse Recapitalization [Line Items]
Aggregate cash amount (in Dollars)					$ 2,000,000
Purchase shares of common stock					200,000
Aqua Shares [Member] | Class A Ordinary Shares [Member]
Reverse Recapitalization [Line Items]
Issuance of common stocck					260,000